SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Share based payments	$ 4,973	$ 7,797	$ 51,293	$ 2,675
Short-term salary and fees	974	290	629	661
Revaluation of financial liabilities at fair value				344
Payments for legal services				337
Post-employment retirement benefits	46	39	87	98
Non-monetary benefits	20	17	38	41
Key management personnel compensation	$ 6,013	$ 8,143	$ 52,047	$ 4,156